Income taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [abstract]
Corporate income tax rate	21.00%	35.00%
Deferred tax asset		$ 626